UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22584

Guggenheim Equal Weight Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Donald C. Cacciapaglia 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: June 30
Date of reporting period: January 1, 2012 - March 31, 2012

Item 1.    Schedule of Investments.
Attached hereto.

GEQ Guggenheim Equal Weight Enhanced Equity Income Fund
Portfolio of Investments
March 31, 2012 (unaudited)

Number
of Shares	Description			Value
	Long-Term Investments - 115.3%
	Common Stocks - 115.3%
	Basic Materials - 6.0%
4,460	Air Products & Chemicals, Inc.(a)			$409,428
4,803	Airgas, Inc.(a)			427,323
40,661	Alcoa, Inc.(a)			407,423
9,659	Allegheny Technologies, Inc.(a)			397,661
2,232	CF Industries Holdings, Inc.(a)			407,675
6,233	Cliffs Natural Resources, Inc.(a)			431,698
11,711	Dow Chemical Co.(a)			405,669
7,659	Eastman Chemical Co.(a)			395,894
6,681	Ecolab, Inc.(a)			412,351
7,744	EI du Pont de Nemours & Co.(a)			409,658
4,025	FMC Corp.(a)			426,086
10,285	Freeport-McMoRan Copper & Gold, Inc.(a)			391,241
7,098	International Flavors & Fragrances, Inc.(a)			415,943
11,323	International Paper Co.(a)			397,437
12,922	MeadWestvaco Corp.(a)			408,206
5,030	Monsanto Co.(a)			401,193
7,184	Mosaic Co.(a)			397,203
7,013	Newmont Mining Corp.(a)			359,557
9,442	Nucor Corp.(a)			405,534
4,300	PPG Industries, Inc.(a)			411,940
3,636	Praxair, Inc.(a)			416,830
3,762	Sherwin-Williams Co.(a)			408,817
5,571	Sigma-Aldrich Corp.(a)			407,017
28,760	Titanium Metals Corp.(a)			389,986
14,857	United States Steel Corp.(a)			436,350
8,674	Vulcan Materials Co.(a)			370,640
				10,548,760

	Communications - 9.8%
2,164	Amazon.com, Inc.(a) (b)			438,232
12,792	AT&T, Inc.(a)			399,494
27,681	Cablevision Systems Corp., Class A(a)			406,357
12,946	CBS Corp., Class B(a)			438,999
10,224	CenturyLink, Inc.(a)			395,158
20,146	Cisco Systems, Inc.(a)			426,088
13,367	Comcast Corp., Class A(a)			401,144
30,015	Corning, Inc.(a)			422,611
7,328	Crown Castle International Corp.(b)			390,876
8,460	DIRECTV, Class A(a) (b)			417,416
8,454	Discovery Communications, Inc., Class A(a) (b)			427,772
11,003	eBay, Inc.(a) (b)			405,901
12,579	Expedia, Inc.(a)			420,642
3,175	F5 Networks, Inc.(a) (b)			428,498
90,247	Frontier Communications Corp.(a)			376,330
27,817	Gannett Co., Inc.(a)			426,435
664	Google, Inc., Class A(a) (b)			425,783
9,145	Harris Corp.(a)			412,257
33,804	Interpublic Group of Cos., Inc.(a)			385,704
29,504	JDS Uniphase Corp.(a) (b)			427,513
18,622	Juniper Networks, Inc.(a) (b)			426,071
8,560	McGraw-Hill Cos., Inc.(a)			414,903
39,223	MetroPCS Communications, Inc.(a) (b)			353,791
10,034	Motorola Mobility Holdings, Inc.(a) (b)			393,734
7,862	Motorola Solutions, Inc.(a)			399,625
3,656	NetFlix, Inc.(a) (b)			420,586
20,116	News Corp., Class A(a)			396,084
8,227	Omnicom Group, Inc.(a)			416,697
616	priceline.com, Inc.(a) (b)			441,980
8,817	Scripps Networks Interactive, Inc., Class A(a)			429,300
143,485	Sprint Nextel Corp.(a) (b)			408,932
22,497	Symantec Corp.(a) (b)			420,694
5,006	Time Warner Cable, Inc.(a)			407,989
10,864	Time Warner, Inc.(a)			410,116
12,994	TripAdvisor, Inc.(a) (b)			463,495
10,796	VeriSign, Inc.(a)			413,919
10,202	Verizon Communications, Inc.(a)			390,022
8,347	Viacom, Inc., Class B(a)			396,149
9,444	Walt Disney Co.(a)			413,458
1,031	Washington Post Co., Class B(a)			385,151
32,777	Windstream Corp.(a)			383,819
27,266	Yahoo!, Inc.(a) (b)			414,989
				17,274,714

	Consumer, Cyclical - 14.6%
7,854	Abercrombie & Fitch Co., Class A(a)			389,637
11,684	AutoNation, Inc.(a) (b)			400,878
1,043	Autozone, Inc.(a) (b)			387,787
6,366	Bed Bath & Beyond, Inc.(a) (b)			418,693
16,103	Best Buy Co., Inc.(a)			381,319
8,780	Big Lots, Inc.(a) (b)			377,716
4,757	BorgWarner, Inc.(a) (b)			401,205
11,847	CarMax, Inc.(a) (b)			410,499
13,048	Carnival Corp. (Panama)(a)			418,579
1,001	Chipotle Mexican Grill, Inc.(a) (b)			418,418
10,150	Cintas Corp.(a)			397,068
5,160	Coach, Inc.(a)			398,765
4,466	Costco Wholesale Corp.(a)			405,513
8,740	CVS Caremark Corp.(a)			391,552
7,752	Darden Restaurants, Inc.(a)			396,592
4,284	Dollar Tree, Inc.(a) (b)			404,795
25,784	DR Horton, Inc.(a)			391,143
6,939	Family Dollar Stores, Inc.(a)			439,101
7,543	Fastenal Co.(a)			408,076
31,708	Ford Motor Co.(a)			396,033
16,690	GameStop Corp., Class A(a)			364,510
15,956	Gap, Inc.(a)			417,090
6,342	Genuine Parts Co.(a)			397,961
32,220	Goodyear Tire & Rubber Co.(a) (b)			361,508
8,508	Harley-Davidson, Inc.(a)			417,573
8,305	Harman International Industries, Inc.(a)			388,757
11,338	Hasbro, Inc.(a)			416,331
8,293	Home Depot, Inc.(a)			417,221
25,489	International Game Technology(a)			427,960
10,593	JC Penney Co., Inc.(a)			375,310
12,346	Johnson Controls, Inc.(a)			400,998
7,940	Kohl's Corp.(a)			397,238
15,674	Lennar Corp., Class A(a)			426,019
8,534	Limited Brands, Inc.(a)			409,632
13,399	Lowe's Cos., Inc.(a)			420,461
10,056	Macy's, Inc.(a)			399,525
10,626	Marriott International, Inc., Class A(a)			402,194
11,947	Mattel, Inc.(a)			402,136
4,119	McDonald's Corp.(a)			404,074
22,260	Newell Rubbermaid, Inc.(a)			396,451
3,628	NIKE, Inc., Class B(a)			393,420
7,375	Nordstrom, Inc.(a)			410,935
4,412	O'Reilly Automotive, Inc.(a) (b)			403,036
8,700	PACCAR, Inc.(a)			407,421
44,223	Pulte Group, Inc.(a) (b)			391,374
2,262	Ralph Lauren Corp.(a)			394,334
7,126	Ross Stores, Inc.(a)			414,021
4,956	Sears Holdings Corp.(a) (b)			328,335
47,039	Southwest Airlines Co.(a)			387,601
25,902	Staples, Inc.(a)			419,094
7,695	Starbucks Corp.(a)			430,074
7,268	Starwood Hotels & Resorts Worldwide, Inc.(a)			409,988
6,915	Target Corp.(a)			402,937
5,800	Tiffany & Co.(a)			400,954
10,465	TJX Cos., Inc.(a)			415,565
13,522	Urban Outfitters, Inc.(a) (b)			393,625
2,736	VF Corp.(a)			399,402
11,915	Walgreen Co.(a)			399,033
6,640	Wal-Mart Stores, Inc.(a)			406,368
5,297	Whirlpool Corp.(a)			407,127
1,883	WW Grainger, Inc.(a)			404,487
9,035	Wyndham Worldwide Corp.(a)			420,217
3,303	Wynn Resorts Ltd.(a)			412,479
5,918	Yum! Brands, Inc.(a)			421,243
				25,749,388

	Consumer, Non-cyclical - 23.8%
6,883	Abbott Laboratories(a)			421,859
8,512	Aetna, Inc.(a)			426,962
4,342	Allergan, Inc.(a)			414,357
13,096	Altria Group, Inc.(a)			404,274
10,537	AmerisourceBergen Corp.(a)			418,108
5,866	Amgen, Inc.(a)			398,829
9,382	Apollo Group, Inc., Class A(a) (b)			362,520
12,814	Archer Daniels Midland Co.(a)			405,691
7,260	Automatic Data Processing, Inc.(a)			400,679
13,684	Avery-Dennison Corp.(a)			412,299
21,480	Avon Products, Inc.(a)			415,853
6,773	Baxter International, Inc.(a)			404,890
7,104	Beam, Inc.(a)			416,081
5,192	Becton, Dickinson & Co.(a)			403,159
3,307	Biogen Idec, Inc.(a) (b)			416,583
67,040	Boston Scientific Corp.(a) (b)			400,899
12,120	Bristol-Myers Squibb Co.(a)			409,050
4,988	Brown-Forman Corp., Class B(a)			415,949
12,150	Campbell Soup Co.(a)			411,278
9,448	Cardinal Health, Inc.(a)			407,303
15,716	CareFusion Corp.(a) (b)			407,516
5,305	Celgene Corp.(a) (b)			411,244
8,829	CIGNA Corp.(a)			434,828
5,874	Clorox Co.(a)			403,838
5,738	Coca-Cola Co.(a)			424,670
14,500	Coca-Cola Enterprises, Inc.(a)			414,700
4,244	Colgate-Palmolive Co.(a)			414,978
15,242	ConAgra Foods, Inc.(a)			400,255
17,856	Constellation Brands, Inc., Class A(a) (b)			421,223
12,027	Coventry Health Care, Inc.(a)			427,800
7,615	Covidien PLC (Ireland)(a)			416,388
4,240	CR Bard, Inc.(a)			418,574
4,627	DaVita, Inc.(a) (b)			417,217
33,214	Dean Foods Co.(a) (b)			402,222
10,331	DENTSPLY International, Inc.(a)			414,583
11,307	DeVry, Inc.(a)			382,968
10,473	Dr Pepper Snapple Group, Inc.(a)			421,119
5,788	Edwards Lifesciences Corp.(a) (b)			420,961
10,084	Eli Lilly & Co.(a)			406,083
9,358	Equifax, Inc.(a)			414,185
6,753	Estee Lauder Cos., Inc., Class A(a)			418,282
7,362	Express Scripts, Inc.(a) (b)			398,873
11,925	Forest Laboratories, Inc.(a) (b)			413,678
10,339	General Mills, Inc.(a)			407,874
8,654	Gilead Sciences, Inc.(a) (b)			422,747
25,088	H&R Block, Inc.(a)			413,199
6,705	Hershey Co.(a)			411,218
7,517	HJ Heinz Co.(a)			402,535
13,879	Hormel Foods Corp.(a)			409,708
11,099	Hospira, Inc.(a) (b)			414,992
4,581	Humana, Inc.(a)			423,651
762	Intuitive Surgical, Inc.(a) (b)			412,814
13,859	Iron Mountain, Inc.(a)			399,139
5,287	JM Smucker Co.(a)			430,150
6,161	Johnson & Johnson(a)			406,380
7,607	Kellogg Co.(a)			407,963
5,559	Kimberly-Clark Corp.(a)			410,754
10,511	Kraft Foods, Inc., Class A(a)			399,523
16,402	Kroger Co.(a)			397,420
4,495	Laboratory Corp. of America Holdings(a) (b)			411,472
8,562	Life Technologies Corp.(a) (b)			417,997
3,093	Lorillard, Inc.(a)			400,482
951	MasterCard, Inc., Class A(a)			399,934
7,824	McCormick & Co., Inc.(a)			425,860
4,617	McKesson Corp.(a)			405,234
5,022	Mead Johnson Nutrition Co.(a)			414,215
5,818	Medco Health Solutions, Inc.(a) (b)			409,005
10,589	Medtronic, Inc.(a)			414,983
10,609	Merck & Co., Inc.(a)			407,386
9,328	Molson Coors Brewing Co., Class B(a)			422,092
10,269	Moody's Corp.(a)			432,325
17,366	Mylan, Inc.(a) (b)			407,233
12,850	Patterson Cos., Inc.(a)			429,190
12,667	Paychex, Inc.(a)			392,550
6,316	PepsiCo, Inc.(a)			419,067
3,795	Perrigo Co.			392,061
18,570	Pfizer, Inc.(a)			420,796
4,715	Philip Morris International, Inc.(a)			417,796
5,959	Procter & Gamble Co.(a)			400,504
18,417	Quanta Services, Inc.(a) (b)			384,915
6,775	Quest Diagnostics, Inc.(a)			414,291
9,480	Reynolds American, Inc.(a)			392,851
13,576	Robert Half International, Inc.(a)			411,353
30,826	RR Donnelley & Sons Co.(a)			381,934
18,331	Safeway, Inc.(a)			370,470
31,608	SAIC, Inc.(a)			417,226
18,658	Sara Lee Corp.(a)			401,707
9,543	St Jude Medical, Inc.(a)			422,850
7,541	Stryker Corp.(a)			418,375
62,133	SUPERVALU, Inc.(a)			354,779
13,327	Sysco Corp.(a)			397,944
72,923	Tenet Healthcare Corp.(a) (b)			387,221
17,872	Total System Services, Inc.(a)			412,307
20,084	Tyson Foods, Inc., Class A(a)			384,609
7,152	UnitedHealth Group, Inc.(a)			421,539
5,939	Varian Medical Systems, Inc.(a) (b)			409,553
3,405	Visa, Inc., Class A(a)			401,790
6,691	Watson Pharmaceuticals, Inc.(a) (b)			448,699
6,149	WellPoint, Inc.(a)			453,797
22,575	Western Union Co.(a)			397,320
4,757	Whole Foods Market, Inc.(a)			395,782
6,480	Zimmer Holdings, Inc.(a)			416,534
				41,780,903

	Diversified - 0.2%
14,795	Leucadia National Corp.(a)			386,150

	Energy - 9.5%
24,278	Alpha Natural Resources, Inc.(a) (b)			369,268
4,679	Anadarko Petroleum Corp.(a)			366,553
3,712	Apache Corp.(a)			372,833
8,175	Baker Hughes, Inc.(a)			342,860
11,426	Cabot Oil & Gas Corp.(a)			356,148
7,352	Cameron International Corp.(a) (b)			388,406
16,249	Chesapeake Energy Corp.(a)			376,489
3,640	Chevron Corp.(a)			390,354
5,170	ConocoPhillips(a)			392,972
11,953	Consol Energy, Inc.(a)			407,597
20,786	Denbury Resources, Inc.(a) (b)			378,929
5,555	Devon Energy Corp.(a)			395,071
5,682	Diamond Offshore Drilling, Inc.(a)			379,274
13,568	El Paso Corp.(a)			400,934
3,468	EOG Resources, Inc.(a)			385,295
7,689	EQT Corp.(a)			370,687
4,731	Exxon Mobil Corp.(a)			410,319
7,695	FMC Technologies, Inc.(a) (b)			387,982
11,436	Halliburton Co.(a)			379,561
6,556	Helmerich & Payne, Inc.(a)			353,696
6,328	Hess Corp.(a)			373,036
11,965	Marathon Oil Corp.(a)			379,291
9,087	Marathon Petroleum Corp.(a)			394,011
6,606	Murphy Oil Corp.(a)			371,720
19,835	Nabors Industries Ltd. (Bermuda)(a) (b)			346,914
4,902	National Oilwell Varco, Inc.(a)			389,562
11,221	Newfield Exploration Co.(a) (b)			389,144
10,178	Noble Corp. (Switzerland)(a)			381,370
4,133	Noble Energy, Inc.(a)			404,124
3,961	Occidental Petroleum Corp.(a)			377,206
4,791	ONEOK, Inc.(a)			391,233
12,784	Peabody Energy Corp.(a)			370,225
3,674	Pioneer Natural Resources Co.(a)			409,981
12,469	QEP Resources, Inc.(a)			380,305
6,281	Range Resources Corp.(a)			365,177
11,211	Rowan Cos., Inc.(a) (b)			369,178
5,259	Schlumberger Ltd. (Curacao)(a)			367,762
11,901	Southwestern Energy Co.(a) (b)			364,171
12,643	Spectra Energy Corp.(a)			398,887
9,962	Sunoco, Inc.(a)			380,050
13,540	Tesoro Corp.(a) (b)			363,414
13,967	Valero Energy Corp.(a)			359,930
13,359	Williams Cos., Inc.(a)			411,591
21,365	WPX Energy, Inc.(a) (b)			384,784
				16,728,294

	Financial - 18.8%
5,565	ACE Ltd. (Switzerland)(a)			407,358
8,833	Aflac, Inc.(a)			406,230
12,599	Allstate Corp.(a)			414,759
7,497	American Express Co.(a)			433,776
14,121	American International Group(a) (b)			435,350
6,410	American Tower Corp., REIT(a)			403,958
7,112	Ameriprise Financial, Inc.(a)			406,309
8,299	AON Corp. (United Kingdom)(a) (b)			407,149
16,065	Apartment Investment & Management Co., Class A, REIT(a)			424,277
9,581	Assurant, Inc.(a)			388,031
2,894	AvalonBay Communities, Inc., REIT(a)			409,067
49,552	Bank of America Corp.(a)			474,212
17,793	Bank of New York Mellon Corp.(a)			429,345
13,540	BB&T Corp.(a)			425,021
5,024	Berkshire Hathaway, Inc., Class B(a) (b)			407,698
2,026	BlackRock, Inc.(a)			415,127
3,899	Boston Properties, Inc., REIT(a)			409,356
8,006	Capital One Financial Corp.(a)			446,254
20,786	CBRE Group, Inc., Class A(a) (b)			414,889
28,230	Charles Schwab Corp.(a)			405,665
5,934	Chubb Corp.(a)			410,099
11,384	Cincinnati Financial Corp.(a)			392,862
11,664	Citigroup, Inc.(a)			426,319
1,442	CME Group, Inc.(a)			417,214
13,104	Comerica, Inc.(a)			424,045
13,032	Discover Financial Services(a)			434,487
41,251	E*Trade Financial Corp.(a) (b)			451,699
6,725	Equity Residential, REIT(a)			421,120
19,430	Federated Investors, Inc., Class B(a)			435,427
28,989	Fifth Third Bancorp(a)			407,295
39,534	First Horizon National Corp.(a)			410,363
3,313	Franklin Resources, Inc.(a)			410,911
44,819	Genworth Financial, Inc., Class A(a) (b)			372,894
3,401	Goldman Sachs Group, Inc.(a)			422,982
19,875	Hartford Financial Services Group, Inc.(a)			418,965
10,220	HCP, Inc., REIT(a)			403,281
7,340	Health Care REIT, Inc., REIT(a)			403,406
25,653	Host Hotels & Resorts, Inc., REIT(a)			421,222
58,747	Hudson City Bancorp, Inc.(a)			429,441
68,071	Huntington Bancshares, Inc.(a)			439,058
2,812	IntercontinentalExchange, Inc.(a) (b)			386,425
16,039	Invesco Ltd. (Bermuda)(a)			427,760
9,721	JPMorgan Chase & Co.(a)			446,972
49,738	KeyCorp(a)			422,773
21,953	Kimco Realty Corp., REIT(a)			422,815
14,516	Legg Mason, Inc.(a)			405,432
16,149	Lincoln National Corp.(a)			425,688
10,321	Loews Corp.(a)			411,498
4,904	M&T Bank Corp.(a)			426,060
12,370	Marsh & McLennan Cos., Inc.(a)			405,612
10,383	MetLife, Inc.(a)			387,805
21,714	Morgan Stanley(a)			426,463
15,266	NASDAQ OMX Group, Inc.(a) (b)			395,389
9,009	Northern Trust Corp.(a)			427,477
13,628	NYSE Euronext(a)			408,976
31,810	People's United Financial, Inc.(a)			421,164
9,922	Plum Creek Timber Co., Inc., REIT(a)			412,358
6,715	PNC Financial Services Group, Inc.(a)			433,050
14,697	Principal Financial Group, Inc.(a)			433,707
18,425	Progressive Corp.(a)			427,092
11,684	ProLogis, Inc., REIT(a)			420,858
6,436	Prudential Financial, Inc.(a)			407,978
3,052	Public Storage, REIT(a)			421,695
68,775	Regions Financial Corp.(a)			453,228
2,924	Simon Property Group, Inc., REIT(a)			425,968
24,382	SLM Corp.(a)			384,260
9,476	State Street Corp.(a)			431,158
17,785	SunTrust Banks, Inc.(a)			429,863
6,320	T Rowe Price Group, Inc.(a)			412,696
8,179	Torchmark Corp.(a)			407,723
6,925	Travelers Cos., Inc.(a)			409,960
16,789	Unum Group(a)			410,995
13,421	US Bancorp(a)			425,177
7,202	Ventas, Inc., REIT(a)			411,234
4,984	Vornado Realty Trust, REIT(a)			419,653
12,599	Wells Fargo & Co.(a)			430,130
18,570	Weyerhaeuser Co., REIT(a)			407,054
18,798	XL Group PLC (Ireland)(a)			407,729
21,006	Zions Bancorporation(a)			450,790
				33,039,586

	Industrial - 14.2%
4,595	3M Co.(a)			409,920
8,953	Agilent Technologies, Inc.(a)			398,498
7,018	Amphenol Corp., Class A(a)			419,466
10,042	Ball Corp.(a)			430,601
12,555	Bemis Co.(a)			405,401
5,443	Boeing Co.(a)			404,796
3,620	Caterpillar, Inc.(a)			385,602
6,011	CH Robinson Worldwide, Inc.(a)			393,660
6,614	Cooper Industries PLC (Ireland)			422,965
19,085	CSX Corp.(a)			410,709
3,355	Cummins, Inc.(a)			402,734
7,477	Danaher Corp.(a)			418,712
4,976	Deere & Co.(a)			402,558
6,318	Dover Corp.(a)			397,655
8,139	Eaton Corp.(a)			405,566
7,980	Emerson Electric Co.(a)			416,396
8,999	Expeditors International of Washington, Inc.(a)			418,544
4,346	FedEx Corp.(a)			399,658
15,144	FLIR Systems, Inc.(a)			383,295
3,422	Flowserve Corp.(a)			395,275
6,534	Fluor Corp.(a)			392,301
5,557	General Dynamics Corp.(a)			407,772
20,950	General Electric Co.(a)			420,467
3,165	Goodrich Corp.(a)			397,018
6,673	Honeywell International, Inc.(a)			407,387
7,196	Illinois Tool Works, Inc.(a)			411,036
10,166	Ingersoll-Rand PLC (Ireland)(a)			420,364
15,248	Jabil Circuit, Inc.(a)			383,030
8,786	Jacobs Engineering Group, Inc.(a) (b)			389,835
4,966	Joy Global, Inc.(a)			365,001
5,850	L-3 Communications Holdings, Inc.(a)			414,004
17,793	Leggett & Platt, Inc.(a)			409,417
4,486	Lockheed Martin Corp.(a)			403,112
32,938	Masco Corp.(a)			440,381
14,617	Molex, Inc.(a)			411,030
5,999	Norfolk Southern Corp.(a)			394,914
6,628	Northrop Grumman Corp.(a)			404,838
16,552	Owens-Illinois, Inc.(a) (b)			386,324
6,727	Pall Corp.(a)			401,131
4,521	Parker Hannifin Corp.(a)			382,251
14,907	PerkinElmer, Inc.(a)			412,328
2,286	Precision Castparts Corp.(a)			395,249
7,697	Raytheon Co.(a)			406,248
13,058	Republic Services, Inc.(a)			399,052
4,942	Rockwell Automation, Inc.(a)			393,877
6,777	Rockwell Collins, Inc.(a)			390,084
4,196	Roper Industries, Inc.(a)			416,076
7,455	Ryder System, Inc.(a)			393,624
20,455	Sealed Air Corp.(a)			394,986
6,600	Snap-On, Inc.(a)			402,402
5,138	Stanley Black & Decker, Inc.(a)			395,420
4,545	Stericycle, Inc.(a) (b)			380,144
11,065	TE Connectivity Ltd. (Switzerland)(a)			406,639
14,769	Textron, Inc.(a)			411,021
7,088	Thermo Fisher Scientific, Inc.(a)			399,621
7,537	Tyco International Ltd. (Switzerland)(a)			423,429
3,706	Union Pacific Corp.(a)			398,321
5,170	United Parcel Service, Inc., Class B(a)			417,323
4,775	United Technologies Corp.(a)			396,039
11,430	Waste Management, Inc.(a)			399,593
4,384	Waters Corp.(a) (b)			406,221
14,637	Xylem, Inc.			406,177
				25,007,498

	Technology - 11.4%
6,554	Accenture PLC, Class A (Ireland)(a)			422,733
11,857	Adobe Systems, Inc.(a) (b)			406,814
52,624	Advanced Micro Devices, Inc.(a) (b)			422,044
10,828	Akamai Technologies, Inc.(a) (b)			397,388
10,497	Altera Corp.(a)			417,991
10,257	Analog Devices, Inc.(a)			414,383
732	Apple, Inc.(a) (b)			438,811
32,246	Applied Materials, Inc.(a)			401,140
10,836	Autodesk, Inc.(a) (b)			458,579
10,541	BMC Software, Inc.(a) (b)			423,327
10,966	Broadcom Corp., Class A(a) (b)			430,964
14,773	CA, Inc.(a)			407,144
5,190	Cerner Corp.(a) (b)			395,270
5,229	Citrix Systems, Inc.(a) (b)			412,620
5,487	Cognizant Technology Solutions Corp., Class A(a) (b)			422,225
12,675	Computer Sciences Corp.(a)			379,490
23,560	Dell, Inc.(a) (b)			391,096
4,713	Dun & Bradstreet Corp.(a)			399,332
23,110	Electronic Arts, Inc.(a) (b)			380,853
13,750	EMC Corp.(a) (b)			410,850
12,591	Fidelity National Information Services, Inc.(a)			417,014
14,510	First Solar, Inc.(a) (b)			363,476
5,868	Fiserv, Inc.(a) (b)			407,181
16,496	Hewlett-Packard Co.(a)			393,100
14,735	Intel Corp.(a)			414,201
1,988	International Business Machines Corp.(a)			414,796
6,857	Intuit, Inc.(a)			412,311
8,066	KLA-Tencor Corp.(a)			438,951
11,165	Lexmark International, Inc., Class A(a)			371,125
12,027	Linear Technology Corp.(a)			405,310
45,693	LSI Corp.(a) (b)			396,615
11,041	Microchip Technology, Inc.(a)			410,725
47,887	Micron Technology, Inc.(a) (b)			387,885
12,469	Microsoft Corp.(a)			402,125
9,290	NetApp, Inc.(a) (b)			415,913
8,498	Novellus Systems, Inc.(a) (b)			424,135
26,915	NVIDIA Corp.(a) (b)			414,222
13,239	Oracle Corp.(a)			386,049
22,334	Pitney Bowes, Inc.(a)			392,632
6,239	QUALCOMM, Inc.(a)			424,377
7,888	Red Hat, Inc.(a) (b)			472,413
2,706	Salesforce.com, Inc.(a) (b)			418,104
7,938	SanDisk Corp.(a) (b)			393,645
6,007	Teradata Corp.(a) (b)			409,377
24,608	Teradyne, Inc.(a) (b)			415,629
12,362	Texas Instruments, Inc.(a)			415,487
9,892	Western Digital Corp.(a) (b)			409,430
48,350	Xerox Corp.(a)			390,668
10,946	Xilinx, Inc.(a)			398,763
				20,048,713

	Utilities - 7.0%
30,242	AES Corp.(a) (b)			395,263
10,130	AGL Resources, Inc.(a)			397,299
12,497	Ameren Corp.(a)			407,151
10,439	American Electric Power(a)			402,737
20,710	CenterPoint Energy, Inc.(a)			408,402
18,223	CMS Energy Corp.(a)			400,906
6,831	Consolidated Edison, Inc.(a)			399,067
7,858	Dominion Resources, Inc.(a)			402,408
7,202	DTE Energy Co.(a)			396,326
18,860	Duke Energy Corp.(a)			396,249
9,316	Edison International(a)			396,023
5,878	Entergy Corp.(a)			395,002
10,251	Exelon Corp.(a)			401,942
8,921	FirstEnergy Corp.(a)			406,708
7,451	Integrys Energy Group, Inc.(a)			394,828
6,648	NextEra Energy, Inc.(a)			406,060
16,544	NiSource, Inc.(a)			402,846
10,828	Northeast Utilities(a)			401,935
23,844	NRG Energy, Inc.(a) (b)			373,635
20,519	Pepco Holdings, Inc.(a)			387,604
9,312	PG&E Corp.(a)			404,234
8,407	Pinnacle West Capital Corp.(a)			402,695
14,115	PPL Corp.(a)			398,890
7,441	Progress Energy, Inc.(a)			395,192
13,169	Public Service Enterprise Group, Inc.(a)			403,103
8,893	SCANA Corp.(a)			405,610
6,741	Sempra Energy(a)			404,190
8,843	Southern Co.(a)			397,316
22,436	TECO Energy, Inc.(a)			393,752
11,446	Wisconsin Energy Corp.(a)			402,670
14,944	Xcel Energy, Inc.(a)			395,568
				12,375,611

	Total Common Stocks - 115.3%
	(Cost $185,842,189)			202,939,617

	Total Long-Term Investments - 115.3%
	(Cost $185,842,189)			202,939,617

	Short-Term Investments - 1.2%
	Money Market - 1.2%
2,042,287	Dreyfus Treasury Prime Cash Management Institutional Shares			2,042,287
	(Cost $2,042,287)

	Total Investments - 116.5%
	(Cost $187,884,476)			204,981,904
	Liabilities in excess of Other Assets - (0.3%)			(489,926)
	Total Value of Options Written - (1.1%) (Premiums received $2,212,784)			(2,012,271)
	Borrowings - (15.1% of Net Assets or 12.9% of Total Investments)			(26,500,000)
	Net Assets - 100.0%			$ 175,979,707

Contracts (100 shares per contract)	Options Written (b)	Expiration Month	Exercise Price	Value
72	S&P 500 Index Options - PM-Settled	April 2012	$1,430.00	$(78,840)
365	CBOE Russell 2000 Index	April 2012	845.00	(301,125)
4,533	Consumer Discretionary Select Sector SPDR Fund	April 2012	45.00	(285,579)
1,928	Materials Select Sector SPDR Fund	April 2012	38.00	(44,344)
7,574	PowerShares QQQ Trust, Series 1	April 2012	67.00	(995,981)
356	ProShares Ultra Dow 30	April 2012	73.00	(15,130)
3,057	SPDR Dow Jones Industrial Average ETF	April 2012	135.00	(68,783)
832	SPDR S&P MidCap 400 ETF Trust	April 2012	186.00	(62,400)
3,139	Technology Select Sector SPDR Fund	April 2012	30.00	(160,089)
	Total Value of Options Written - (1.1%)
	(Premiums received $2,212,784)			$(2,012,271)

PLC - Public Limited Company
REIT - Real Estate Investment Trust
S&P – Standard & Poor’s

(a)	All or a portion of these securities have been segregated in connection with open option contracts and borrowing. As of March 31, 2012, the total amount segregated was $171,665,378.
(b)	Non-income producing security.

Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements December 31, 2011.

Country Allocation*
United States	97.2%
Ireland	1.0%
Switzerland	0.8%
Bermuda	0.4%
Panama	0.2%
United Kingdom	0.2%
Curacao	0.2%

*Subject to change daily. Based on long-term investments.

At March 31, 2012 (unaudited), the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$187,884,476	$20,584,112	$ (3,486,684)	$ 17,097,428

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and ask prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Preferred stocks are valued at their sales price as of the close of the exchange on which they are traded.  Preferred stocks for which the last price is not available are valued at the mean between the last available bid and ask priced on that day.  Equity index options are valued at the mean between the last available bid and ask prices on the primary exchange on which they are traded.  Exchange-traded options are valued at the mean of the best bid and asked prices at the close on those exchanges on which they are traded.  Short-term securities with remaining maturities of 60 days or less, at the time of purchase, are valued at amortized cost, which approximated market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.  Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds value Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees.  The Fund did not have any Level 3 securities at March 31, 2012.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose (i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, (ii) for Level 3 fair value measurements, quantitative information about significant unobservable inputs used, (iii) a description of the valuation processes used by the reporting entity and, (iv) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The Fund has adopted the disclosures required by this update.

The following table represents the Fund's investments carried by caption and by level with the fair value hierarchy at March 31, 2012.

Description
(value in $000s)	Level 1	Level 2	Level 3	Total
Common Stocks	$202,940	$-	$-	$202,940
Money Market Fund	2,042	-	-	2,042
Total	$204,982	$-	$-	$204,982
Liabilities:
Options Written	$2,012	$-	$-	$2,012
Total	$2,012	$-	$-	$2,012

There were no transfers between levels.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Equal Weight Enhanced Equity Income Fund

By:          /s/ Donald C. Cacciapaglia
                Donald C. Cacciapaglia
Chief Executive Officer

Date:       May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      May 23, 2012

By:          /s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:       May 23, 2012